Segment information - Business Groups	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment information - Business Groups

2.Segment information - Business Groups

Second Quarter	Beauty & Wellbeing	Personal Care	Home Care	Foods	Ice Cream	Total
Turnover (€ million)
2024	3,343	3,531	3,113	3,289	2,815	16,091
2025	3,219	3,296	2,865	3,187	2,792	15,359
Change (%)	(3.7)	(6.6)	(8.0)	(3.1)	(0.8)	(4.6)

First Half	Beauty & Wellbeing	Personal Care	Home Care	Foods	Ice Cream	Total
Turnover (€ million)
2024	6,539	6,953	6,328	6,687	4,610	31,117
2025	6,489	6,545	5,904	6,568	4,621	30,127
Change (%)	(0.8)	(5.9)	(6.7)	(1.8)	0.2	(3.2)

Operating profit (€ million)
2024	1,269	1,696	963	1,423	597	5,948
2025	1,063	1,349	839	1,511	553	5,315
Underlying operating profit (€ million)
2024	1,305	1,601	1,031	1,491	672	6,100
2025	1,256	1,444	915	1,533	658	5,806
Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments.